Financial risk management - Currency risk (Details) - Currency risk - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (26,529)	£ (23,002)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	252	329
Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,981	2,694
Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28,730)	(26,625)
Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(26,497)	(23,602)
Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(32)	600
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,033	1,781
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,306)	(2,917)
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(340)	(398)
Sterling £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10,584)	(5,399)
Sterling £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	97	294
Sterling £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	965	1,471
Sterling £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10,591)	(10,912)
Sterling £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(9,529)	(9,147)
Sterling £m | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,055)	3,748
Sterling £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	398	253
Sterling £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,221)	(1,124)
Sterling £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(93)	(144)
Euro £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18	70
Euro £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2	2
Euro £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	69
Euro £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,787)	(3,794)
Euro £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(4,785)	(3,723)
Euro £m | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,803	3,793
Euro £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Dollar £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(16,202)	(17,902)
Dollar £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	153	33
Dollar £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,016	1,125
Dollar £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12,126)	(11,068)
Dollar £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10,957)	(9,910)
Dollar £m | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5,245)	(7,992)
Dollar £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,635	1,528
Dollar £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,085)	(1,793)
Dollar £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(247)	(254)
Other £m
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	239	229
Other £m | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other £m | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	29
Other £m | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,226)	(851)
Other £m | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,226)	(822)
Other £m | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,465	1,051
Other £m | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other £m | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other £m | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0